Goodwill, Trademarks and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Activity related to goodwill is as follows:

(In thousands)	Gross Goodwill	Accumulated Impairment	Net Carrying Value
Balance at December 31, 2010	$551,879	$(375,295)	$176,584
Additions from business acquisitions	—	—	—
Impairment charges	—	—	—
Balance at December 31, 2011	$551,879	$(375,295)	$176,584
Additions from business acquisitions	395	—	395
Impairment charges	—	(158,884)	(158,884)
Balance at December 31, 2012	$552,274	$(534,179)	$18,095

Summary of Acitivity Related to Trademarks
Activity related to trademarks is as follows:

	Chiquita Trademarks		Fresh Express Trademarks
(In thousands)	Gross Trademarks	Accumulated Impairment	Gross Trademarks	Accumulated Impairment	Net Trademarks
Balance at December 31, 2010	$387,585	$—	$61,500	$—	$449,085
Impairment charges	—	—	—	—	—
Balance at December 31, 2011	$387,585	$—	$61,500	$—	$449,085
Impairment charges	—	—	—	(23,000)	(23,000)
Balance at December 31, 2012	$387,585	$—	$61,500	$(23,000)	$426,085

Schedule of Finite-lived Intangible Assets
The company's other intangible assets are also primarily related to Fresh Express and are amortizable (definite-lived). Other intangible assets consist of the following:

	December 31,
(In thousands)	2012	2011
Amortized intangible assets:
Customer relationships	$110,000	$110,000
Patented technology	55,123	55,123
	165,123	165,123
Accumulated amortization:
Customer relationships	(44,539)	(38,383)
Patented technology	(24,305)	(21,043)
	(68,844)	(59,426)
Other intangible assets, net	$96,279	$105,697